Property, plant and equipment (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₨ 4,427	₨ 3,007
Depreciation for the year	1,702	1,249	₨ 1,143
Ending balance	12,743	4,427	3,007
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,748	6,381
Additions	10,380	2,967
Disposals	(3,409)	(1,743)
Effect of changes in foreign exchange rates	407	143
Ending balance	15,126	7,748	6,381
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,321	3,374
Depreciation for the year	1,702	1,249
Impairment	95
Disposals	(2,851)	(1,353)
Effect of changes in foreign exchange rates	116	51
Ending balance	2,410	3,321	3,374
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	87	85
Ending balance	103	87	85
Land [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	87	85
Additions	0	0
Disposals	0	0
Effect of changes in foreign exchange rates	16	2
Ending balance	103	87	85
Land [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Depreciation for the year	0	0
Impairment	0
Disposals	0	0
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0	0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,651	2,308
Ending balance	11,414	3,651	2,308
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,318	5,040
Additions	9,382	2,353
Disposals	(2,941)	(1,215)
Effect of changes in foreign exchange rates	330	140
Ending balance	13,089	6,318	5,040
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,667	2,732
Depreciation for the year	1,278	944
Impairment	95
Disposals	(2,445)	(1,061)
Effect of changes in foreign exchange rates	80	52
Ending balance	1,702	2,667	2,732
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Ending balance	0	0	0
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	3
Additions	0	0
Disposals	0	(3)
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0	3
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	3
Depreciation for the year	0	0
Impairment	0
Disposals	0	(3)
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0	3
Furniture Fixtures And Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	44
Ending balance	0	0	44
Furniture Fixtures And Office Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	82
Additions	0	0
Disposals	0	(82)
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0	82
Furniture Fixtures And Office Equipment [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	38
Depreciation for the year	0	0
Impairment	0
Disposals	0	(38)
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0	38
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	689	570
Ending balance	1,226	689	570
Vehicles [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,343	1,171
Additions	998	614
Disposals	(468)	(443)
Effect of changes in foreign exchange rates	61	1
Ending balance	1,934	1,343	1,171
Vehicles [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	654	601
Depreciation for the year	424	305
Impairment	0
Disposals	(406)	(251)
Effect of changes in foreign exchange rates	36	(1)
Ending balance	₨ 708	₨ 654	₨ 601